Putnam
Vista
Fund


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-04

[GRAPHIC OMITTED: BINOCULARS]

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From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

In recent months we have communicated with you about Putnam's commitment to establishing high fiduciary standards within the investment management industry. The firm's efforts took a step forward in January with a series of initiatives that were outlined in a letter to shareholders from Putnam President and CEO Ed Haldeman. Among other things, Putnam is placing voluntary limits on fund expenses and reducing sales loads. In addition, beginning this spring, shareholder communications will provide enhanced disclosure, including a comparison of fund costs with industry averages and a gauge of each fund's relative risk. They will also disclose the number of shares held by Putnam employees and discuss how the portfolio management team is compensated. Another new measure, taking effect April 19, 2004, will impose a 2% fee on shares that are sold within 5 days of purchase. This redemption fee demonstrates Putnam's commitment to preventing short-term trading in its funds, which can be detrimental to shareholders.

These changes serve to advance shareholder interests and provide a framework to help you make financial decisions. We encourage you to review the new disclosure as it is implemented and discuss it with your financial advisor. While we are pleased with this progress, the Trustees and Putnam are continuing to explore other measures that may provide greater transparency and enhanced protection for long-term shareholders.

Strong evidence of an economic recovery and improving investor sentiment sent U.S. stock markets sharply higher during the first half of Putnam Vista Fund's fiscal year. However, despite achieving solid returns for the semiannual period ended January 31, 2004, the fund underperformed both its benchmark index and its Lipper category average. Although poor stock selection explains some of the underperformance, the management team thinks many companies in the portfolio are experiencing temporary setbacks as they adapt to a faster-growth environment. We believe a patient approach, especially given the management team's recent efforts to reposition the portfolio, is a worthy endeavor.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

March 17, 2004


Report from Fund Management

Fund highlights

 * During the semiannual period ended January 31, 2004, Putnam Vista Fund's class A shares had a total return of 15.87% at net asset value
   (NAV) and 9.27% at public offering price (POP).

 * The fund's performance lagged the Russell Midcap Growth Index's return of 19.88% for the semiannual period. We attribute this underperformance to differences in composition between the fund and the index, and the disappointing performance of a few technology and telecommunications stocks.

 * Based on results at NAV, the fund slightly underperformed the average return of its Lipper category, Mid-Cap Growth Funds, which was 16.28%.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative index performance, and Lipper data.

Performance commentary

The steadily improving U.S. economy provided a catalyst for rising equity returns during the six months ended January 31, 2004. Stocks of companies that languished during 2002 and the first half of 2003 -- especially those that tended to be smaller in size, cyclical, or undervalued -- experienced the greatest gains. With its focus on well-established, midsize growth companies, Putnam Vista Fund posted solid returns for the six months ended January 31, 2004. However, while the fund's return at NAV marginally trailed its Lipper peer group average, it did underperform the Russell Midcap Growth Index by a wider margin. We attribute this underperformance to disappointing earnings announcements by some companies held by the fund, particularly in the technology and telecommunications sectors. We believe these setbacks will be remedied as the economy continues to recover and our repositioning efforts, as discussed on page 5, take root.

FUND PROFILE

Putnam Vista Fund seeks capital appreciation by investing in midsize companies across a wide range of industry sectors. The fund targets relatively well-established companies that may offer a greater degree of stability than smaller, less mature companies. The fund may be appropriate for investors seeking growth of capital and exposure to growth-oriented companies.


Market overview

The equity rally that began in March 2003, continued through the end of the reporting period -- albeit with temporary pullbacks in September, December, and January, when investors paused to assess announcements about the strength of the U.S. economy and geopolitical events. However, a steady stream of rising earnings announcements and the unexpectedly strong 8.2% gross domestic product (GDP) reported for the third quarter of 2003 -- the biggest jump in 20 years -- provided a tremendous psychological lift to the equity markets.

The significant improvement in GDP was just one of many encouraging economic reports. Consumer confidence, business spending, manufacturing, and employment also registered noteworthy gains. Consumer prices have been relatively stable, corporate inventories have become lean, and interest rates have remained at their lowest levels in years. In December, the Federal Reserve Board sent mixed signals to investors regarding the direction of interest rates, saying both that deflation was no longer an immediate threat and that policy accommodation can be maintained for a considerable period.

In the final months of the reporting period, investor sentiment was still relatively upbeat, with the expectations that fourth-quarter profits would meet estimates. Before the midpoint of your fund's fiscal year on January 31, the Dow Jones Industrial Average, an unmanaged index of broad market performance that measures large-cap, "blue chip" stocks, had crossed the critical 10,000 mark -- the first time the index had scaled that peak in 18 months. Similarly, all major U.S. stocks market indexes had achieved double-digit returns for calendar 2003, with the small- and mid-capitalization stock indexes surpassing the gains posted by large-capitalization stock indexes.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 1/31/04
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
Russell Midcap Growth Index (midsize-company growth stocks)            19.88%
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                     15.23%
-------------------------------------------------------------------------------
Russell 2000 Index (stocks of small and midsize companies)             22.67%
-------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                 25.35%
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Municipal Bond Index (tax-exempt bonds)                          5.73%
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         4.49%
-------------------------------------------------------------------------------
Lehman Global Aggregate Bond Index (international bonds)                9.18%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 1/31/04.
-------------------------------------------------------------------------------

Strategy overview

As noted on page 5, a new management team has been in place since July 2003. By drawing on the expertise of a dedicated team of mid-cap equity professionals, we have been working to identify the causes of your fund's underperformance while pursuing and strengthening the sources of long-term outperformance.

Our strategy has included taking a bottom-up, company-by-company approach to streamlining the portfolio, rather than a top-down, sector or investment theme approach. As always, our goal with this bottom-up approach is to identify the most attractive investment opportunities. We assess each company's growth prospects and earnings quality in relation to how its stock is valued, while at the same time considering your fund's overall risk parameters.

As a result, during the first half of your fund's fiscal year, the portfolio became more concentrated. It now contains fewer holdings, reflecting those companies in which we have a particularly high level of confidence. As we evaluated each holding, we considered whether the company's outlook had changed, whether its risk profile exceeded the overall guidelines for the portfolio, whether it was appreciating too rapidly, and whether it had fallen below what we considered a top-quintile ranking. Between July 31, 2003, and January 31, 2004, we reduced the number of stocks in the portfolio from 204 to 127.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY WEIGHTINGS COMPARED]

TOP INDUSTRY WEIGHTINGS COMPARED

                            as of 7/31/03     as of 1/31/04

Retail                          8.3%              10.4%

Electronics                     7.5%               9.7%

Software                        8.9%               9.4%

Medical technology              6.2%               6.6%

Biotechnology                   7.0%               5.4%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.


How fund holdings affected performance

Some of the fund's most significant contributors to performance also represented its largest holdings. Capital One Financial, the portfolio's fourth-largest holding, was one of the best performers for the six-month period. Despite the intense competition for consumers and the economic slowdown, Capital One Financial, which markets a variety of consumer financial products and services, has managed to maintain a very high-quality portfolio.

Many companies are benefiting from their efforts to become more cost efficient at the same time that capital spending is increasing. Cognizant Technology Solutions, which provides customized information technology services, is reducing costs by outsourcing its design, development, and support services to workers in India. Best known for its Norton anti-virus products, Symantec produces a broad range of network security software for businesses and consumers alike. Protecting computers from viruses is big business today, and this company is profiting from growing demand. Agere Systems produces integrated circuit solutions for applications such as high-density storage, multi-service networking, wireless data, and personal computer connectivity. We are very excited about the company's new chip technology, which is being used in phones for the next generation 2.5G wireless networks.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS

 1 Symantec Corp.
   Software

 2 Staples, Inc.
   Retail

 3 BMC Software, Inc.
   Software

 4 Capital One Financial Corp.
   Consumer finance

 5 SanDisk Corp.
   Electronics

 6 Adobe Systems, Inc.
   Software

 7 Lexmark International, Inc.
   Computers

 8 C.R. Bard, Inc.
   Medical technology

 9 Invitrogen Corp.
   Biotechnology

10 Zimmer Holdings, Inc.
   Medical technology

Footnote reads:
These holdings represent 17.0% of the fund's net assets as of 1/31/04. The fund's holdings will change over time.


The field of biotechnology offers many attractive opportunities for investing in midsize companies. Typically more established and armed with better cash flow than small start-ups, many midsize biotech companies often can respond to the need for developing and commercializing new therapies for treating life-threatening diseases more quickly than large companies. Despite our expectations, the fund's biotechnology stocks delivered mixed results. Invitrogen, a top performer for the fund, provides research products and services to customers involved in life sciences and gene research. The fund's investments in Gilead Sciences didn't fare as well due to lower-than-expected sales and inventory concerns for its HIV/AIDS drug, Viread. Near term, we expect Gilead's stock price will be under some pressure but remain confident in the company's long-term growth potential.

Similarly, we remain upbeat about prospects for the fund's telecommunications, technology, and retail investments, despite the fact that a handful of these companies stumbled. One of the biggest disappointments was long-distance and Internet service provider CenturyTel. We have reason to be confident in the company's future; however, as with all the portfolio's holdings, we watch for any factors that might cause us to reconsider our position. SanDisk designs and markets flash memory data storage products that are used in a wide range of electronic systems. We think this company is strategically positioned to profit from the future growth of consumer electronics. New portfolio holding Claire's Stores, a mall-based retailer of value-priced fashion accessories for pre-teens, also turned in disappointing performance, but we remain confident that prospects will improve if sales pick up.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management team

The fund is managed by the Putnam Mid-Cap Growth Team. The members of the team are Kevin Divney (Portfolio Member) and Paul Marrkand
(Portfolio Member). Both Kevin and Paul joined the Putnam Mid-Cap Growth Team in July of 2003. Kevin has 16 years of investment industry experience and Paul has 19 years of investment experience.

OF SPECIAL INTEREST

Putnam introduces a new redemption fee to protect long-term investors in the funds. For shares purchased on or after April 19, 2004, a 2% redemption fee will be applied to shares exchanged or sold within 5 calendar days of purchase. The fee applies to all Putnam funds except money market funds, variable annuity funds, and closed-end funds. Beginning on April 19, 2004, the 1% redemption fee currently applicable to international, global, and taxable high-yield funds will be imposed on shares that are exchanged or redeemed within 6 to 90 days of purchase. Please see your fund's prospectus for additional information or talk to your financial advisor.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

We believe the past few months have proved to be a transitional period for both the economy and the fund. For many months now, investors have pursued small-cap, cyclical, and even the more speculative stocks, which your fund did not own. In the months ahead, we think investors will shift their focus to higher-quality assets. This change is likely to be driven more by a preference for yield, solid balance sheets, and profit margin growth rather than by any aversion to risk. Furthermore, we believe the year-long outperformance of cyclical stocks versus defensive stocks may have run its course.

Given our outlook, we think the fund's revitalized portfolio of midsize companies is well positioned to respond to an acceleration of economic growth, especially given the past three years of corporate belt-tightening and productivity improvements, which have drastically reduced break-even points. Stronger corporate profitability generates excess capital for companies to spend, which, in turn, fuels more economic expansion. By blending the superior growth prospects and the flexibility of small-cap companies with the diverse markets and experienced management of mature, large-cap companies, we think the fund's portfolio of midsize companies is uniquely suited to benefit from these favorable trends.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended January 31, 2004. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 1/31/04
--------------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M             Class R
(inception dates)              (6/3/68)              (3/1/93)             (7/26/99)             (12/8/94)           (1/21/03)
--------------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP           NAV
--------------------------------------------------------------------------------------------------------------------------------
6 months                  15.87%      9.27%     15.35%     10.35%     15.39%     14.38%     15.55%     11.54%         15.73%
--------------------------------------------------------------------------------------------------------------------------------
1 year                    38.89      30.95      37.81      32.81      37.78      36.78      38.28      33.51          38.72
--------------------------------------------------------------------------------------------------------------------------------
5 years                  -10.96     -16.05     -14.28     -15.40     -14.22     -14.22     -13.15     -16.17         -11.98
Annual average            -2.29      -3.44      -3.03      -3.29      -3.02      -3.02      -2.78      -3.47          -2.52
--------------------------------------------------------------------------------------------------------------------------------
10 years                 120.30     107.61     104.47     104.47     104.31     104.31     109.82     102.48         115.20
Annual average             8.22       7.58       7.41       7.41       7.41       7.41       7.69       7.31           7.97
--------------------------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)             9.73       9.54       8.73       8.73       8.90       8.90       9.01       8.90           9.46
--------------------------------------------------------------------------------------------------------------------------------


Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively (which for class A shares does not reflect a reduction in sales charges that went into effect on January 28, 2004; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.


------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/04
------------------------------------------------------------------------
                                                    Lipper Mid-Cap
                             Russell Midcap          Growth Funds
                             Growth Index*         category average+
------------------------------------------------------------------------
6 months                        19.88%                  16.28%
------------------------------------------------------------------------
1 year                          48.89                   41.74
------------------------------------------------------------------------
5 years                         10.78                   15.19
Annual average                   2.07                    2.30
------------------------------------------------------------------------
10 years                       147.40                  124.59
Annual average                   9.48                    8.00
------------------------------------------------------------------------
Annual average
(life of fund)                     --                    8.84
------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* The inception date of the Russell Midcap Growth Index was December 31,
  1985.

+ Over the 6-month and 1-, 5-, and 10-year periods ended 1/31/04, there were 509, 485, 237, and 84 funds, respectively, in this Lipper category.



PRICE AND DISTRIBUTION* INFORMATION 6 MONTHS ENDED 1/31/04
--------------------------------------------------------------------------------------------
                       Class A         Class B    Class C         Class M          Class R
--------------------------------------------------------------------------------------------
Share value:        NAV       POP        NAV        NAV        NAV       POP         NAV
--------------------------------------------------------------------------------------------
7/31/03            $7.12     $7.55      $6.32      $6.89      $6.69     $6.93       $7.12
--------------------------------------------------------------------------------------------
1/31/04             8.25      8.71+      7.29       7.95       7.73      8.01        8.24
--------------------------------------------------------------------------------------------

* The fund made no distributions during the period.

+ Reflects a reduction in sales charge that took effect on January 28, 2004.

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 12/31/03 (MOST RECENT CALENDAR QUARTER)
----------------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M             Class R
(inception dates)              (6/3/68)              (3/1/93)             (7/26/99)             (12/8/94)            (1/21/03)
----------------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP            NAV
----------------------------------------------------------------------------------------------------------------------------------
6 months                  15.80%      9.15%     15.33%     10.33%     15.42%     14.42%     15.41%     11.29%         15.65%
----------------------------------------------------------------------------------------------------------------------------------
1 year                    33.39      25.63      32.40      27.40      32.47      31.47      32.57      28.03          33.22
----------------------------------------------------------------------------------------------------------------------------------
5 years                   -9.74     -14.95     -12.97     -14.12     -13.01     -13.01     -11.89     -14.96         -10.78
Annual average            -2.03      -3.19      -2.74      -3.00      -2.75      -2.75      -2.50      -3.19          -2.26
----------------------------------------------------------------------------------------------------------------------------------
10 years                 118.18     105.61     102.53     102.53     102.51     102.51     107.60     100.45         112.95
Annual average             8.11       7.47       7.31       7.31       7.31       7.31       7.58       7.20           7.85
----------------------------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)             9.65       9.47       8.66       8.66       8.83       8.83       8.93       8.82           9.38
----------------------------------------------------------------------------------------------------------------------------------

Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% (since reduced to 5.25%) maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charges or CDSC and are available only to certain defined contribution plans.


Comparative indexes

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman Global Aggregate Bond Index is an unmanaged index used as a broad measure of international investment-grade bonds.

Lehman Municipal Bond Index is an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of international stocks from Europe, Australasia, and the Far East.

Russell 2000 Index is an unmanaged index of common stocks that generally measure performance of small to midsize companies within the Russell 3000 Index.

Russell Midcap Growth Index is an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment
results,   per-share distributions, expense ratios, net investment
income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
January 31, 2004 (Unaudited)

Common stocks (99.6%) (a)
Number of shares                                                          Value

Aerospace and Defense (2.0%)
-------------------------------------------------------------------------------
       303,200 Precision Castparts Corp.                            $14,186,728
     1,175,900 Rockwell Collins, Inc.                                38,440,171
       654,593 United Defense Industries, Inc.
               (NON)                                                 19,179,575
                                                                 --------------
                                                                     71,806,474

Automotive (1.1%)
-------------------------------------------------------------------------------
       313,700 Autoliv, Inc.                                         12,971,495
       418,200 Lear Corp.                                            27,459,012
                                                                 --------------
                                                                     40,430,507

Banking (1.2%)
-------------------------------------------------------------------------------
       494,600 Doral Financial Corp.                                 16,059,662
       531,000 Investors Financial Services Corp.                    22,004,640
        86,018 Zions Bancorp.                                         5,044,096
                                                                 --------------
                                                                     43,108,398

Biotechnology (5.4%)
-------------------------------------------------------------------------------
       451,700 Amylin Pharmaceuticals, Inc. (NON)                     8,726,844
       973,300 Biogen Idec, Inc. (NON)                               41,647,507
       329,200 Celgene Corp. (NON)                                   13,302,972
       413,600 Genzyme Corp. (NON)                                   22,685,960
       351,900 Gilead Sciences, Inc. (NON)                           19,308,753
       679,400 Invitrogen Corp. (NON)                                52,313,800
       630,700 Neurocrine Biosciences, Inc. (NON)                    35,691,313
                                                                 --------------
                                                                    193,677,149

Building Materials (0.8%)
-------------------------------------------------------------------------------
       142,600 American Standard Cos., Inc. (NON)                    15,144,120
       282,400 Vulcan Materials Co.                                  13,470,480
                                                                 --------------
                                                                     28,614,600

Commercial and Consumer Services (1.2%)
-------------------------------------------------------------------------------
       338,400 CDW Corp.                                             22,990,896
       481,800 Choicepoint, Inc. (NON)                               18,549,300
                                                                 --------------
                                                                     41,540,196

Communications Equipment (2.2%)
-------------------------------------------------------------------------------
       491,400 Advanced Fibre Communications (NON)                   11,601,954
     1,737,600 Corning, Inc. (NON)                                   22,449,792
       997,100 Foundry Networks, Inc. (NON)                          23,760,893
       757,600 Juniper Networks, Inc. (NON)                          21,887,064
                                                                 --------------
                                                                     79,699,703

Computers (3.9%)
-------------------------------------------------------------------------------
       634,400 Lexmark International, Inc. (NON)                     52,585,416
     2,212,500 Network Appliance, Inc. (NON)                         49,471,500
     1,271,000 Sun Microsystems, Inc. (NON)                           6,749,010
       965,400 SunGard Data Systems, Inc. (NON)                      30,052,902
                                                                 --------------
                                                                    138,858,828

Consumer Finance (2.7%)
-------------------------------------------------------------------------------
       873,600 Capital One Financial Corp.                           62,095,488
       918,700 Nelnet, Inc. (NON)                                    21,589,450
     1,027,500 Providian Financial Corp. (NON)                       14,066,475
                                                                 --------------
                                                                     97,751,413

Consumer Goods (2.8%)
-------------------------------------------------------------------------------
       311,700 Alberto-Culver Co. Class B                            19,537,356
     1,476,600 Dial Corp. (The)                                      42,230,760
     1,462,300 Yankee Candle Co., Inc. (The) (NON)                   38,370,752
                                                                 --------------
                                                                    100,138,868

Consumer Services (1.1%)
-------------------------------------------------------------------------------
       496,800 Alliance Data Systems Corp. (NON)                     15,798,240
       467,300 Getty Images, Inc. (Canada) (NON)                     23,061,255
                                                                 --------------
                                                                     38,859,495

Electronics (9.7%)
-------------------------------------------------------------------------------
    12,754,500 Agere Systems, Inc. Class A (NON)                     49,104,825
     1,434,000 Altera Corp. (NON)                                    32,107,260
       569,750 Benchmark Electronics, Inc. (NON)                     20,032,410
       314,300 Celestica, Inc. (Canada) (NON)                         5,390,245
       727,000 Integrated Circuit Systems, Inc.
               (NON)                                                 18,720,250
     1,156,400 Integrated Device Technology, Inc.
               (NON)                                                 21,069,608
       522,600 International Rectifier Corp. (NON)                   26,443,560
       770,300 Intersil Corp. Class A                                20,212,672
       460,800 Linear Technology Corp.                               18,432,000
       685,300 Marvell Technology Group, Ltd.
               (Bermuda) (NON)                                       28,508,480
     1,076,100 SanDisk Corp. (NON)                                   58,582,884
       461,300 Silicon Laboratories, Inc. (NON)                      23,650,851
       795,700 Storage Technology Corp. (NON)                        23,075,300
                                                                 --------------
                                                                    345,330,345

Gaming & Lottery (1.8%)
-------------------------------------------------------------------------------
       453,900 GTECH Holdings Corp.                                  25,241,379
       996,300 International Game Technology                         37,321,398
                                                                 --------------
                                                                     62,562,777

Health Care Services (4.6%)
-------------------------------------------------------------------------------
       373,500 Anthem, Inc. (NON)                                    30,544,830
       403,200 Apria Healthcare Group, Inc. (NON)                    12,277,440
     1,553,200 Caremark Rx, Inc. (NON)                               41,548,100
     1,297,100 Health Net, Inc. (NON)                                43,193,430
       349,000 WellPoint Health Networks, Inc.
               (NON)                                                 36,645,000
                                                                 --------------
                                                                    164,208,800

Homebuilding (1.4%)
-------------------------------------------------------------------------------
       112,400 NVR, Inc. (NON)                                       48,837,800

Household Furniture and Appliances (1.1%)
-------------------------------------------------------------------------------
       492,300 Whirlpool Corp.                                       37,390,185

Insurance (1.6%)
-------------------------------------------------------------------------------
       325,600 Everest Re Group, Ltd. (Barbados)                     27,702,048
       778,800 W.R. Berkley Corp.                                    29,991,588
                                                                 --------------
                                                                     57,693,636

Investment Banking/Brokerage (3.7%)
-------------------------------------------------------------------------------
       600,300 Ameritrade Holding Corp. Class A
               (NON)                                                  9,514,755
       432,800 Bear Stearns Co., Inc. (The)                          35,641,080
       483,084 Legg Mason, Inc.                                      42,777,088
       419,300 SEI Investments Co.                                   14,222,656
     1,182,500 Waddell & Reed Financial, Inc.                        31,383,550
                                                                 --------------
                                                                    133,539,129

Leisure (0.7%)
-------------------------------------------------------------------------------
       490,400 Harley-Davidson, Inc.                                 25,030,016

Machinery (2.1%)
-------------------------------------------------------------------------------
       499,300 Briggs & Stratton Corp.                               32,973,772
       426,324 FLIR Systems, Inc. (NON)                              15,432,929
       582,200 Toro Co. (The)                                        27,712,720
                                                                 --------------
                                                                     76,119,421

Manufacturing (1.1%)
-------------------------------------------------------------------------------
       365,300 Dover Corp.                                           15,094,196
       593,200 IDEX Corp.                                            24,736,440
                                                                 --------------
                                                                     39,830,636

Medical Technology (6.6%)
-------------------------------------------------------------------------------
       844,600 Biomet, Inc.                                          32,652,236
       557,400 C.R. Bard, Inc.                                       52,507,080
     1,391,900 Cytyc Corp. (NON)                                     22,548,780
       196,300 Guidant Corp.                                         12,539,644
       698,250 Inamed Corp. (NON)                                    35,987,805
       394,900 St. Jude Medical, Inc. (NON)                          28,373,565
       671,600 Zimmer Holdings, Inc. (NON)                           51,377,400
                                                                 --------------
                                                                    235,986,510

Metals (0.5%)
-------------------------------------------------------------------------------
       512,100 Freeport-McMoRan Copper & Gold, Inc.
               Class B                                               18,876,006

Office Equipment & Supplies (1.0%)
-------------------------------------------------------------------------------
       860,717 Hon Industries, Inc.                                  36,038,221

Oil & Gas (2.8%)
-------------------------------------------------------------------------------
       107,300 Amerada Hess Corp.                                     6,050,647
       381,300 Burlington Resources, Inc.                            20,872,362
     1,102,500 EOG Resources, Inc.                                   49,943,250
       640,500 Noble Corp. (Cayman Islands) (NON)                    23,762,550
                                                                 --------------
                                                                    100,628,809

Other (0.1%)
-------------------------------------------------------------------------------
        23,200 Midcap SPDR Trust                                      2,494,928
        28,700 Nasdaq-100 Index Tracking Stock                        1,063,909
                                                                 --------------
                                                                      3,558,837

Pharmaceuticals (5.0%)
-------------------------------------------------------------------------------
       546,000 Allergan, Inc.                                        45,236,100
       427,000 Barr Pharmaceuticals, Inc. (NON)                      32,148,830
        93,100 Endo Pharmaceuticals Holdings, Inc.
               (NON)                                                  2,013,753
       518,300 Eon Labs, Inc. (NON)                                  29,610,479
       841,800 Medicis Pharmaceutical Corp. Class A                  30,607,848
     1,595,500 Mylan Laboratories, Inc.                              38,914,245
                                                                 --------------
                                                                    178,531,255

Photography/Imaging (0.4%)
-------------------------------------------------------------------------------
     1,015,638 Lexar Media, Inc. (NON)                               14,828,315

Publishing (1.1%)
-------------------------------------------------------------------------------
     1,168,600 Marvel Enterprises, Inc. (NON)                        37,663,978

Restaurants (1.4%)
-------------------------------------------------------------------------------
     1,341,000 Starbucks Corp. (NON)                                 49,295,160

Retail (10.4%)
-------------------------------------------------------------------------------
       830,600 Abercrombie & Fitch Co. Class A
               (NON)                                                 21,512,540
     1,008,200 Advance Auto Parts, Inc. (NON)                        39,239,144
       331,300 AutoZone, Inc. (NON)                                  27,935,216
     2,403,000 Claire's Stores, Inc.                                 43,974,900
       371,900 Coach, Inc. (NON)                                     13,176,417
     1,436,100 Dollar General Corp.                                  31,910,142
       523,100 Michaels Stores, Inc.                                 23,419,187
     1,381,000 RadioShack Corp.                                      44,992,980
       567,750 Rent-A-Center, Inc. (NON)                             17,696,768
       859,000 Ross Stores, Inc.                                     24,009,050
     2,779,400 Staples, Inc. (NON)                                   73,959,834
       203,600 Timberland Co. (The) Class A (NON)                    10,143,352
                                                                 --------------
                                                                    371,969,530

Schools (1.6%)
-------------------------------------------------------------------------------
       452,900 Apollo Group, Inc. Class A (NON)                      33,632,354
       478,800 Career Education Corp. (NON)                          24,112,368
                                                                 --------------
                                                                     57,744,722

Semiconductor (0.7%)
-------------------------------------------------------------------------------
       641,700 Lam Research Corp. (NON)                              17,165,475
       321,000 Sigmatel, Inc. (NON)                                   8,025,000
                                                                 --------------
                                                                     25,190,475

Software (9.4%)
-------------------------------------------------------------------------------
     1,515,800 Adobe Systems, Inc.                                   58,297,668
     3,404,800 BMC Software, Inc. (NON) (SEG)                        67,755,520
       516,100 Citrix Systems, Inc. (NON)                            10,378,771
       434,300 Electronic Arts, Inc. (NON)                           20,351,298
       604,300 Informatica Corp. (NON)                                5,976,527
       601,400 Mercury Interactive Corp. (NON)                       28,229,716
     2,770,300 Siebel Systems, Inc. (NON)                            36,928,099
     2,001,100 Symantec Corp. (NON)                                  77,642,679
       900,600 VERITAS Software Corp. (NON)                          29,593,716
                                                                 --------------
                                                                    335,153,994

Technology Services (2.3%)
-------------------------------------------------------------------------------
       451,300 CACI International, Inc. Class A
               (NON)                                                 19,960,999
       569,170 Cognizant Technology Solutions Corp.
               (NON)                                                 30,752,255
     1,814,700 VeriSign, Inc. (NON)                                  31,720,956
                                                                 --------------
                                                                     82,434,210

Telecommunications (0.5%)
-------------------------------------------------------------------------------
       653,800 CenturyTel, Inc.                                      17,260,320

Textiles (1.8%)
-------------------------------------------------------------------------------
       689,800 Kellwood Co.                                          28,150,738
       499,700 Mohawk Industries, Inc. (NON)                         34,769,126
                                                                 --------------
                                                                     62,919,864

Toys (1.3%)
-------------------------------------------------------------------------------
     2,504,300 Mattel, Inc.                                          47,356,313

Waste Management (0.5%)
-------------------------------------------------------------------------------
       397,100 Stericycle, Inc. (NON)                                17,551,820
                                                                 --------------
               Total Common stocks (cost $2,973,092,821)         $3,558,016,715

Short-term investments (10.3%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
  $332,822,016 Short-term investments held as collateral
               for loaned securities with yields ranging
               from 1.00% to 1.05%, due February 2, 2004
               (d)                                                 $332,802,754
    36,951,153 Short-term investments held in
               Putnam commingled cash account with
               yields ranging from 0.85% to 1.13%
               and due dates ranging from February
               2, 2004 to March 30, 2004 (d)                         36,951,153
                                                                 --------------
               Total Short-term investments (cost $369,753,907)    $369,753,907
-------------------------------------------------------------------------------
               Total Investments (cost $3,342,846,728)           $3,927,770,622
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,573,784,475.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2004.

  (d) See Note 1 to the financial statements.


Futures contracts outstanding at January 31, 2004 (Unaudited)

                                                        Aggregate          Expiration      Unrealized
                                        Value          face value             date        depreciation
------------------------------------------------------------------------------------------------------
S&P 500 Index (Long)                 $6,214,450        $6,292,467            Mar-04        $(78,017)
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
January 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value, including $325,004,114
of securities on loan (identified cost $3,342,846,728)
(Note 1)                                                       $3,927,770,622
-------------------------------------------------------------------------------
Cash                                                                3,411,287
-------------------------------------------------------------------------------
Dividends, interest and other receivables                             665,419
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                              3,699,555
-------------------------------------------------------------------------------
Receivable for securities sold                                     84,739,865
-------------------------------------------------------------------------------
Total assets                                                    4,020,286,748

Liabilities
-------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                   5,954
-------------------------------------------------------------------------------
Payable for securities purchased                                   36,956,704
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                         68,783,488
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                        4,648,704
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)          1,413,853
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                291,544
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            2,852
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                              1,227,658
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                332,802,754
-------------------------------------------------------------------------------
Other accrued expenses                                                368,762
-------------------------------------------------------------------------------
Total liabilities                                                 446,502,273
-------------------------------------------------------------------------------
Net assets                                                     $3,573,784,475

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                $7,636,766,316
-------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                          (14,237,989)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)          (4,633,589,729)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                        584,845,877
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                             $3,573,784,475
-------------------------------------------------------------------------------

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,103,410,384 divided by 254,937,676 shares)                          $8.25
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $8.25)*                  $8.71
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($819,636,521 divided by 112,396,188 shares)**                          $7.29
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($42,830,019 divided by 5,385,970 shares)**                             $7.95
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($51,397,615 divided by 6,650,300 shares)                               $7.73
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $7.73)*                  $8.01
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($2,286 divided by 277 shares)                            $8.24
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($556,507,650 divided by 65,169,501 shares)               $8.54
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended January 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $3,854)                           $7,621,187
-------------------------------------------------------------------------------
Interest                                                              148,932
-------------------------------------------------------------------------------
Securities lending                                                    255,719
-------------------------------------------------------------------------------
Total investment income                                             8,025,838

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    9,486,367
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                      5,654,761
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             36,027
-------------------------------------------------------------------------------
Administrative services (Note 2)                                       18,597
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                               2,840,920
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                               4,298,108
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                 240,132
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                 219,137
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                       3
-------------------------------------------------------------------------------
Other                                                                 486,769
-------------------------------------------------------------------------------
Non-recurring costs (Note 5)                                           78,913
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 5)                                     (78,913)
-------------------------------------------------------------------------------
Total expenses                                                     23,280,821
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                         (1,016,994)
-------------------------------------------------------------------------------
Net expenses                                                       22,263,827
-------------------------------------------------------------------------------
Net investment loss                                               (14,237,989)
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                  332,432,549
-------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                       598,775
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures
contracts during the period                                       240,214,278
-------------------------------------------------------------------------------
Net gain on investments                                           573,245,602
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $559,007,613
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                           Six months ended        Year ended
                                                 January 31           July 31
Decrease in net assets                                 2004*             2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment loss                            $(14,237,989)     $(25,283,833)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments         333,031,324      (720,655,943)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments      240,214,278     1,137,530,132
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                      559,007,613       391,590,356
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                       (730,454,284)     (850,746,890)
-------------------------------------------------------------------------------
Total decrease in net assets                   (171,446,671)     (459,156,534)

Net assets
-------------------------------------------------------------------------------
Beginning of period                           3,745,231,146     4,204,387,680
-------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $14,237,989 and $--,
respectively)                                $3,573,784,475    $3,745,231,146
-------------------------------------------------------------------------------
* Unaudited

  The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended
                                        January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $7.12           $6.30           $9.22          $19.10          $14.30          $13.49
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.02)           (.03)           (.04)           (.06)           (.09)           (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.15             .85           (2.88)          (6.00)           7.18            1.89
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.13             .82           (2.92)          (6.06)           7.09            1.84
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --           (3.81)          (2.29)          (1.03)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              --            (.01)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --              --           (3.82)          (2.29)          (1.03)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $8.25           $7.12           $6.30           $9.22          $19.10          $14.30
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     15.87*          13.02          (31.67)         (37.86)          53.19           15.08
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,103,410      $2,238,709      $2,563,995      $4,614,523      $6,763,532      $3,672,460
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .54*           1.09            1.00             .89             .87             .94
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                   (.30)*          (.54)           (.56)           (.47)           (.51)           (.41)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     41.17*          64.83           89.19          109.13          115.31          155.40
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $6.32           $5.63           $8.30          $17.73          $13.51          $12.89
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.05)           (.07)           (.09)           (.15)           (.21)           (.14)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.02             .76           (2.58)          (5.46)           6.72            1.79
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .97             .69           (2.67)          (5.61)           6.51            1.65
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --           (3.81)          (2.29)          (1.03)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              --            (.01)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --              --           (3.82)          (2.29)          (1.03)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $7.29           $6.32           $5.63           $8.30          $17.73          $13.51
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     15.35*          12.26          (32.17)         (38.31)          51.89           14.27
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $819,637        $842,635        $913,467      $1,776,848      $2,880,568      $1,768,766
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .91*           1.84            1.75            1.64            1.62            1.69
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                   (.67)*         (1.29)          (1.31)          (1.22)          (1.26)          (1.16)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     41.17*          64.83           89.19          109.13          115.31          155.40
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------
                               Six months                                                                        For the
                                  ended                                                                          period
                                January 31                                                                   July 26, 1999+
Per-share                      (Unaudited)                          Year ended July 31                          to July 31
operating performance              2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $6.89           $6.14           $9.05          $18.95          $14.30          $14.54
---------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)            (.05)           (.08)           (.10)           (.15)           (.24)             -- (d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         1.11             .83           (2.81)          (5.93)           7.18            (.24)
---------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              1.06             .75           (2.91)          (6.08)           6.94            (.24)
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                       --              --              --           (3.81)          (2.29)             --
---------------------------------------------------------------------------------------------------------------------------
From return of capital               --              --              --            (.01)             --              --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                  --              --              --           (3.82)          (2.29)             --
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $7.95           $6.89           $6.14           $9.05          $18.95          $14.30
---------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)            15.39*          12.22          (32.15)         (38.33)          52.03           (1.65)*
---------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $42,830         $48,585         $52,939        $115,495         $91,914            $364
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)           .91*           1.84            1.75            1.64            1.62             .01*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)          (.68)*         (1.29)          (1.31)          (1.20)          (1.24)           (.01)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            41.17*          64.83           89.19          109.13          115.31          155.40
---------------------------------------------------------------------------------------------------------------------------


  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $6.69           $5.95           $8.74          $18.40          $13.92          $13.22
------------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.04)           (.06)           (.08)           (.13)           (.17)           (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.08             .80           (2.71)          (5.71)           6.94            1.85
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.04             .74           (2.79)          (5.84)           6.77            1.73
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --           (3.81)          (2.29)          (1.03)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              --            (.01)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --              --           (3.82)          (2.29)          (1.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $7.73           $6.69           $5.95           $8.74          $18.40          $13.92
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     15.55*          12.44          (31.92)         (38.15)          52.26           14.53
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $51,398         $60,957         $73,816        $142,887        $241,432        $150,573
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .79*           1.59            1.50            1.39            1.37            1.44
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                   (.55)*         (1.04)          (1.06)           (.97)          (1.01)           (.91)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     41.17*          64.83           89.19          109.13          115.31          155.40
------------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS R
---------------------------------------------------------------------------------------------------------------------------------
                                                                                        Six months        For the
                                                                                           ended          period
                                                                                         January 31   January 21, 2003+
Per-share                                                                               (Unaudited)      to July 31
operating performance                                                                       2004            2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                        $7.12           $6.14
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                                                                     (.03)           (.03)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                         1.15            1.01
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                       1.12             .98
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                              $8.24           $7.12
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                     15.73*          15.96*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                $2              $1
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                    .66*            .71*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                   (.42)*          (.42)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                     41.17*          64.83
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $7.36           $6.50           $9.48          $19.48          $14.52          $13.64
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.01)           (.02)           (.03)           (.03)           (.05)           (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.19             .88           (2.95)          (6.15)           7.30            1.93
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.18             .86           (2.98)          (6.18)           7.25            1.91
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --           (3.81)          (2.29)          (1.03)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              --            (.01)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --              --           (3.82)          (2.29)          (1.03)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $8.54           $7.36           $6.50           $9.48          $19.48          $14.52
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     16.03*          13.23          (31.43)         (37.71)          53.51           15.44
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $556,508        $554,344        $600,170        $877,950      $1,027,892        $572,191
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .41*            .84             .75             .64             .62             .69
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
loss to average net assets (%)              (.17)*          (.28)           (.32)           (.21)           (.26)           (.17)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     41.17*          64.83           89.19          109.13          115.31          155.40
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
January 31, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam Vista Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks selected for above-average growth potential and that involves certain risks. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.25%. Prior to January 28, 2004, the maximum front-end sales charge for class A shares was 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and class R shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Effective April 19, 2004, a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At January 31, 2004, the value of securities loaned amounted to $325,004,114. The fund received cash collateral of $332,802,754, which is pooled with collateral of other Putnam funds into 9 issuers of high-grade short-term investments.

G) Line of credit During the period, the fund was entered into a committed line of credit with certain banks. The line of credit agreement included restrictions that the fund would maintain an asset coverage ratio of at least 300% and that borrowings would not exceed prospectus limitations. For the period ended August 6, 2003, the fund had no borrowings against the line of credit. Effective August 6, 2003, the fund no longer participated in a committed line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2003, the fund had a capital loss carryover of $4,575,812,651 available to the extent allowed by tax law to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
--------------------------------
$3,125,838,888   July 31, 2010
 1,449,973,763   July 31, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending July 31, 2004 $373,420,532 of losses recognized during the period November 1, 2002 to July 31, 2003.

The aggregate identified cost on a tax basis is $3,360,648,508, resulting in gross unrealized appreciation and depreciation of $666,494,772 and $99,372,658, respectively, or net unrealized appreciation of $567,122,114.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that the fund's net expenses, as a percentage of average net assets, exceed the average expense ratio for the fund's Lipper peer group of front-end load funds.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended January 31, 2004, the fund paid PFTC $4,545,525 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended, January 31, 2004, the fund's expenses were reduced by $1,016,994 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,986 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended January 31, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $112,436 and $1,715 from the sale of class A and class M shares, respectively, and received $1,213,973 and $4,034 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2004, Putnam Retail Management, acting as underwriter, received $8,204 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,546,097,459 and $2,250,916,659, respectively. There were no purchases and sales of U.S. government securities.

Note 4
Capital shares

At January 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         28,385,379      $219,462,361
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    28,385,379       219,462,361

Shares repurchased                 (87,700,914)     (687,543,584)
----------------------------------------------------------------
Net decrease                       (59,315,535)    $(468,081,223)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         75,877,055      $474,088,284
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    75,877,055       474,088,284

Shares repurchased                (168,379,521)  (1,046,048,714)
----------------------------------------------------------------
Net decrease                       (92,502,466)    $(571,960,430)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          6,519,891       $44,771,092
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     6,519,891        44,771,092

Shares repurchased                 (27,446,039)     (191,017,446)
----------------------------------------------------------------
Net decrease                       (20,926,148)    $(146,246,354)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         12,333,720       $68,942,791
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    12,333,720        68,942,791

Shares repurchased                 (41,126,720)     (224,436,568)
----------------------------------------------------------------
Net decrease                       (28,793,000)    $(155,493,777)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            641,101        $4,761,343
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       641,101         4,761,343

Shares repurchased                  (2,304,662)      (17,510,116)
----------------------------------------------------------------
Net decrease                        (1,663,561)     $(12,748,773)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,608,766        $9,758,427
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     1,608,766         9,758,427

Shares repurchased                  (3,174,446)      (18,991,642)
----------------------------------------------------------------
Net decrease                        (1,565,680)      $(9,233,215)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            776,217        $5,647,385
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       776,217         5,647,385

Shares repurchased                  (3,237,719)      (23,594,793)
----------------------------------------------------------------
Net decrease                        (2,461,502)     $(17,947,408)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          2,402,812       $14,150,563
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     2,402,812        14,150,563

Shares repurchased                  (5,699,095)      (32,973,607)
----------------------------------------------------------------
Net decrease                        (3,296,283)     $(18,823,044)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                114              $959
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                           114               959

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               114              $959
----------------------------------------------------------------

                                 For the period January 21, 2003
                                 (commencement of operations) to
                                                   July 31, 2003
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                163            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                           163             1,000

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               163            $1,000
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         13,349,845      $106,672,272
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    13,349,845       106,672,272

Shares repurchased                 (23,459,548)     (192,103,757)
----------------------------------------------------------------
Net decrease                       (10,109,703)     $(85,431,485)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         35,408,061      $231,850,897
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    35,408,061       231,850,897

Shares repurchased                 (52,472,281)     (327,088,321)
----------------------------------------------------------------
Net decrease                       (17,064,220)     $(95,237,424)
----------------------------------------------------------------

At January 31, 2004, Putnam, LLC owned 163 class R shares of the fund (58.8% of class R shares outstanding), valued at $1,343.


Note 5
Regulatory matters and litigation

On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market-timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending. Putnam Management has committed to make complete restitution for any losses suffered by Putnam shareholders as a result of any improper market-timing activities by Putnam employees or within Putnam-administered 401(k) plans.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended January 31, 2004, Putnam Management has assumed $78,913 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. In addition, Marsh & McLennan Companies, Inc., Putnam Management's parent company, has engaged counsel to conduct a separate review of Putnam Management's policies and controls related to short-term trading. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


Services for shareholders

Investor services

Help your investment grow Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account. (Regular investing does not guarantee a profit or protect against loss in a declining market.)

Switch funds easily* You can move money from one Putnam fund to another within the same class of shares without a service charge.

Access your money easily You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

How to buy additional shares You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

For more information

Visit www.putnaminvestments.com A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Use our toll-free number 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

* This privilege is subject to change or termination. An exchange of funds may result in a taxable event. Certain funds have imposed a 1% redemption fee on total assets redeemed or exchanged within 90 days of purchase. See a prospectus for details. For shares purchased on or after April 19, 2004, a 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Investors should consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth Funds

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund*
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

Blend Funds

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund*
Global Equity Fund*
Global Natural Resources Fund*
International Capital Opportunities Fund*
International Equity Fund*
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

Value Funds

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund*
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund+

Income Funds

American Government Income Fund
Diversified Income Trust
Global Income Trust*
High Yield Advantage Fund+*
High Yield Trust*
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund++
U.S. Government Income Trust

Tax-free Income Funds

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund++
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

Asset Allocation Funds

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

 * A 1% redemption fee on total assets redeemed or exchanged within 90 days of purchase may be imposed for all share classes of these funds.

 + Closed to new investors.

++ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

For shares purchased on or after April 19, 2004, a 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase.

Check your account balances and the most recent month-end performance at www.putnaminvestments.com.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer and
Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and Principal Financial Officer

Michael T. Healy
Assistant Treasurer and Principal Accounting Officer

Beth S. Mazor
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President and BSA Compliance Officer

William H. Woolverton
Vice President and Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Vista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For more information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

SA015-211468  006/317/515/376  3/04

Not FDIC Insured    May Lose Value    No Bank Guarantee


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Vista Fund
Supplement to Semiannual Report dated 1/31/04

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 1/31/04

                                                                        NAV

6 months                                                              16.03%
1 year                                                                39.09
5 years                                                               -9.76
Annual average                                                        -2.03
10 years                                                             125.65
Annual average                                                         8.48
Life of fund (since class A inception, 6/3/68)
Annual average                                                         9.80

Share value:                                                            NAV

7/31/03                                                               $7.36
1/31/04                                                               $8.54

----------------------------------------------------------------------------

Distributions:  The fund did not make any distributions during this period.

----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 1, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 1, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 1, 2004